Loans and borrowings - Disclosure of detailed information about borrowings (Details) - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2020
Disclosure of financial liabilities [line items]
Borrowings	€ 791,343	€ 723,230
Short-term portion	915	676
Long-term portion	790,428	722,554
Senior debt facility | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	630,000	630,000
Senior debt facility | Capitalized financing fees - Senior debt facility
Disclosure of financial liabilities [line items]
Borrowings	5,541	6,446
Revolving Credit Facility (RCF)
Disclosure of financial liabilities [line items]
Borrowings	99,100	99,100
Revolving Credit Facility (RCF) | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	€ 99,000	99,000
Supplemental Liquidity Facility (SLF)
Disclosure of financial liabilities [line items]
Effective interest	2.75%		2.75%
Supplemental Liquidity Facility (SLF) | Fair value | Level 2
Disclosure of financial liabilities [line items]
Borrowings	€ 63,394
Supplemental Liquidity Facility (SLF) | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	66,969	0
Bank and other overdraft | Gross carrying amount
Disclosure of financial liabilities [line items]
Borrowings	€ 915	€ 676